                      PROVIDENT INSTITUTIONAL FUNDS, INC.

                              Short Duration Fund
                           Intermediate Duration Fund





                         Annual Report to Shareholders
                               December 31, 1995

PROVIDENT INSTITUTIONAL FUNDS, INC. (SHORT DURATION AND INTERMEDIATE DURATION) ANNUAL REPORT TO SHAREHOLDERS

February 12, 1996

Dear Shareholder:

We are pleased to present the Annual Report for Provident Institutional Funds, Inc. for the year ended December 31, 1995.

THE FIXED INCOME MARKETS

The fixed income markets continued to rally through the third and fourth quarters of 1995 and dramatically changed the landscape for fixed income investors, as interest rates declined sharply. Data has shown that U.S. economic growth has substantially slowed from the torrid pace of 1994 and inflation has remained subdued. This combination presents a very favorable environment for fixed income investors. Over the past twelve months, yields declined across the Treasury yield curve. The yield of the 30-year Treasury bond declined 193 basis points over the twelve-month period, and fell below 6.00% for the first time since October 1993 to close the year at 5.95%. The performance of shorter maturities kept pace, as the yield of the 2-year Treasury fell 255 basis points from its levels at the end of 1994, to close at 5.15% on December 29, 1995.

The Federal Reserve reversed its policy of "tight" monetary control for the first time in almost two years by lowering the Fed funds target rate by 25 basis points on July 7 in response to economic reports citing a moderate but sustainable rate of growth in the U.S. economy during the first half of 1995. During July and early August, the bond market rally temporarily halted as stronger economic data dampened expectations for a quick follow-up reduction. However, as the third quarter progressed, the economy again showed signs of sluggish growth and interest rates returned to their 1995 lows in anticipation of another Fed ease by year-end. The Fed lowered short-term rates by a quarter point on December 19 and again on January 31, 1996 to the current target level of 5.25%.

STRATEGY

Both the Short Duration Fund and the Intermediate Duration Fund invest solely in U.S. Government securities that are deemed to be Type I securities by the OCC. (Type I securities consist of direct Treasury obligations and qualifying Agency securities.) BlackRock manages the Funds using a "targeted duration" approach such that the Short Duration Fund's duration is approximately equal to 1 1/2 to 2 years. This duration target should create a fund with the price, or net asset value sensitivity, between a 2- and 3-year Treasury. The duration target of the Intermediate Duration Fund is approximately equal to 4 to 6 years, creating a net asset value sensitivity that is similar to a 5- to 7-year Treasury. Changes in the prices and yields of these Treasury securities affect the value of the Funds' securities. In addition to interest rates, the Funds' net asset values are affected by the rate of prepayments of the mortgage securities in the portfolios.

ACTIVE PORTFOLIO MANAGEMENT

Since assuming management of the portfolios in February of 1995, BlackRock has substantially increased each portfolio's allocation to mortgage backed securities. Specifically, each portfolio has been adding to adjustable rate mortgages (ARMs).

BlackRock believes that these securities offer substantial relative value in addition to less prepayment sensitivity than fixed-rate mortgage pass-throughs of similar maturity. As the levels of these indices change, the coupon of the related ARM will adjust according to the terms of the specific security, including limitations related to interest rate caps. ARMs remain cheap relative to other short duration securities and the portfolios have been increasing allocation in anticipation of future positive performance.

OUTLOOK FOR 1996

Market participants remain attentive to the politically-charged debate surrounding the Federal budget proposals. Congressional and White House leaders have been unable to agree upon a credible 7-year balanced budget agreement, and appear resigned to let this debate linger as we move into election year. This is likely to create some volatility in the fixed income markets during early 1996, as investors anticipate possible effects of the budget resolution on the values of Treasury and U.S. government securities. BlackRock is attuned to these political issues, but we remain positive on the fixed income markets as moderate economic and inflationary data set the stage for continued decline in interest rates and further strong perfomance for fixed income securities.

PERFORMANCE COMMENTARY

As the fixed income markets rallied over the past twelve months, both the Short Duration Fund and the Intermediate Duration Fund experienced substantial increases in net asset value. The NAV of the Short Duration Portfolio increased from $9.47 per share as of 12/31/94 to $9.90 per share as of 12/31/95. The NAV of the Intermediate Duration portfolio increased from $9.17 per share as of 12/31/94 to $10.06 per share as of 12/31/95.

As the table below illustrates, both portfolios underperformed their respective indices during 1995. The underperformance of the funds versus their benchmarks can be attributed to the underperformance of mortgage backed securities versus Treasuries over the past twelve months. Mortgage backed securities, and the portfolios that invest in them, will typically underperform their Treasury counterparts during a market rally. As rates decline substantially, mortgage backed securities will typically experience pricing pressure as investors become increasingly concerned with mortgage prepayments. Although both the Short Duration and the Intermediate Duration portfolios maintain a significant allocation to mortgage backed securities, BlackRock has primarily purchased seasoned mortgages with relatively strong prepayment protection.

     -------------------------------------------------------------------------------------
                                      SHORT                      MERRILL LYNCH 1-3 YRS.
                                  DURATION FUND                      TREASURY INDEX
     -------------------------------------------------------------------------------------
                           CUMULATIVE       ANNUALIZED        CUMULATIVE        ANNUALIZED
     -------------------------------------------------------------------------------------
     1 Month                   .74%            9.02%              .77%             9.43%
     -------------------------------------------------------------------------------------
     3 Months                 2.38%            9.76%             2.52%            10.36%
     -------------------------------------------------------------------------------------
     1 Year                  10.48%           10.48%            11.00%            11.00%
     -------------------------------------------------------------------------------------
     Year to Date            10.48%           10.48%            11.00%            11.00%
     -------------------------------------------------------------------------------------
     Since Inception          9.26%            4.83%            11.33%             5.89%
     (02/15/94)
     -------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------
                                   INTERMEDIATE                  MERRILL LYNCH 5-7 YRS.
                                  DURATION FUND                      TREASURY INDEX
     -------------------------------------------------------------------------------------
                           CUMULATIVE       ANNUALIZED        CUMULATIVE        ANNUALIZED
     -------------------------------------------------------------------------------------
     1 Month                  1.40%           17.72%             1.30%            16.37%
     -------------------------------------------------------------------------------------
     3 Months                 4.23%           17.85%             4.53%            19.21%
     -------------------------------------------------------------------------------------
     1 Year                  16.96%           16.96%            19.03%            19.03%
     -------------------------------------------------------------------------------------
     Year to Date            16.96%           16.96%            19.03%            19.03%
     -------------------------------------------------------------------------------------
     Since Inception         12.70%            6.58%            14.34%             7.42%
     (02/15/94)
     -------------------------------------------------------------------------------------


THE SUB-ADVISER

Effective February 17, 1995, BlackRock Financial Management, Inc. assumed the role of sub-investment adviser of the portfolios. BlackRock is a New York based registered investment adviser that provides asset management services with respect to high quality fixed income instruments. BlackRock currently manages over $36 billion of fixed-income assets in more than 100 portfolios of government mortgage, corporate and municipal securities.

Thank you for your investment in Provident Institutional Funds, Inc. and we look forward to continuing to serve your investment objectives.


                                            BlackRock Financial Management, Inc.

                       SHORT DURATION FUND vs. BENCHMARKS

                          VALUE OF $1,000,000 INVESTED

        Date                   Merrill 1-3 Yr. Tr.                SDF
      --------                 -------------------            ----------
      02/14/94                      1,000,000                 1,000,000
      02/28/94                      1,000,000                   997,000
      03/31/94                        995,000                   995,000
      04/30/94                        990,000                   987,000
      05/31/94                        993,000                   987,000
      06/30/94                        995,000                   987,000
      07/31/94                      1,005,000                   997,000
      08/31/94                      1,008,000                 1,000,000
      09/30/94                      1,005,000                   995,000
      10/31/94                      1,008,000                   995,000
      11/30/94                      1,003,000                   990,000
      12/31/94                      1,005,000                   993,000
      01/31/95                      1,020,000                 1,005,000
      02/28/95                      1,030,000                 1,020,000
      03/31/95                      1,038,000                 1,030,000
      04/30/95                      1,050,000                 1,037,000
      05/31/95                      1,065,000                 1,052,000
      06/30/95                      1,072,000                 1,057,000
      07/31/95                      1,078,000                 1,059,000
      08/31/95                      1,082,000                 1,062,000
      09/30/95                      1,090,000                 1,070,000
      10/31/95                      1,100,000                 1,080,000
      11/30/95                      1,110,000                 1,090,000
      12/31/95                      1,115,000                 1,095,000




     -------------------------------------------------------------------
                              1 MO        3 MOS      6 MOS      1 YR
     -------------------------------------------------------------------
                              11/30/95    09/30/95   06/30/95   12/31/94
     -------------------------------------------------------------------
                              12/31/95    12/31/95   12/31/95   12/31/95
     -------------------------------------------------------------------
      Prov Instl:Short Dur        0.74        2.38       3.92      10.48
     -------------------------------------------------------------------
      Merrill 1-3 Yr. Tr          0.77        2.52       4.06      11.00
     -------------------------------------------------------------------



The graph above shows the result of a hypothetical $1,000,000 investment in the Short Duration Fund as compared to a similar investment in the Merrill Lynch 1-3 years Treasury Index from the commencement of operations on February 14, 1994, to the end of the year, December 31, 1995. For total return purposes of the graph, the results assume reinvestment of all dividends and distributions.

                   INTERMEDIATE DURATION FUND vs. BENCHMARKS

                          VALUE OF $1,000,000 INVESTED

        Date                   Merrill 5-7 Yr. Tr.               IDF
      --------                 -------------------            ---------
      02/14/94                      1,000,000                 1,000,000
      02/28/94                      1,000,000                   990,000
      03/31/94                        975,000                   980,000
      04/30/94                        970,000                   975,000
      05/31/94                        965,000                   970,000
      06/30/94                        965,000                   970,000
      07/31/94                        980,000                   982,000
      08/31/94                        980,000                   982,000
      09/30/94                        970,000                   970,000
      10/31/94                        968,000                   968,000
      11/30/94                        968,000                   968,000
      12/31/94                        975,000                   975,000
      01/31/95                        990,000                   990,000
      02/28/95                      1,010,000                 1,010,000
      03/31/95                      1,020,000                 1,015,000
      04/30/95                      1,035,000                 1,030,000
      05/31/95                      1,080,000                 1,065,000
      06/30/95                      1,085,000                 1,070,000
      07/31/95                      1,083,000                 1,065,000
      08/31/95                      1,100,000                 1,080,000
      09/30/95                      1,110,000                 1,090,000
      10/31/95                      1,130,000                 1,110,000
      11/30/95                      1,145,000                 1,125,000
      12/31/95                      1,160,000                 1,137,000




      -------------------------------------------------------------------
                              1 MO        3 MOS      6 MOS       1 YR
      -------------------------------------------------------------------
                              11/30/95    09/30/95   06/30/95    12/31/94
      -------------------------------------------------------------------
                              12/31/95    12/31/95   12/31/95    12/31/95
      -------------------------------------------------------------------
      Prov Instl:Intmdt Dur       1.40        4.23       6.37       16.96
      -------------------------------------------------------------------
      Merrill 5-7 Yrs. Tr         1.30        4.53       6.30       19.03
      -------------------------------------------------------------------


The graph above shows the result of a hypothetical $1,000,000 investment in the Intermediate Duration Fund as compared to a similar investment in the Merrill Lynch 5-7 year Treasury Index from the commencement of operations on February 14, 1994, to the end of the year, December 31, 1995. For total return purposes of the graph, the results assume reinvestment of all dividends and distributions.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                              SHORT DURATION FUND
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1995

                                                                  Principal                  Value
                                                                   Amount                  (Note 2)
                                                                -------------            -------------
U.S. GOVERNMENT AND AGENCY SECURITIES (52.5%):
  Resolution Trust Funding Corporation, Zero Coupon (1.7%)
     5.56%*, 10/15/98   . . . . . . . . . . . . . . . . . . . .  $  1,600,000             $  1,383,008

  U.S. Treasury Notes (50.8%):
     5.38%, 11/30/97  . . . . . . . . . . . . . . . . . . . . .    24,945,000 **            25,031,058
     7.25%, 02/15/98  . . . . . . . . . . . . . . . . . . . . .    12,200,000               12,694,709
     7.75%, 12/31/99  . . . . . . . . . . . . . . . . . . . . .       650,000                  705,718
     6.25%, 08/31/00  . . . . . . . . . . . . . . . . . . . . .     1,470,000                1,521,993
     6.13%, 09/30/00  . . . . . . . . . . . . . . . . . . . . .     1,800,000                1,855,314
                                                                                          ------------
                                                                                            41,808,792
                                                                                          ------------

    Total U.S. Government and Agency Securities
      (cost:  $43,076,610)  . . . . . . . . . . . . . . . . . .                             43,191,800
                                                                                          ------------

MORTGAGE-BACKED SECURITIES (46.2%):
  GNMA (11.3%):
     6.50%, 1-year CMT, ARM, 01/20/21   . . . . . . . . . . . .     3,041,184                3,111,511
     7.38%, 1-year CMT, ARM, 09/20/21   . . . . . . . . . . . .       787,786                  808,466
     7.38%, 1-year CMT, ARM, 08/20/22   . . . . . . . . . . . .       660,992                  675,864
     7.50%, 1-year CMT, ARM, 03/20/25   . . . . . . . . . . . .     1,411,007                1,444,519
     6.50%, 1-year CMT, ARM, 04/20/25   . . . . . . . . . . . .       759,321                  774,507
     7.50%, 1-year CMT, ARM, 04/20/25   . . . . . . . . . . . .     1,267,332                1,299,015
     6.00%, 1-year CMT, ARM, 06/20/25   . . . . . . . . . . . .     1,185,570                1,204,836
                                                                                          ------------
                                                                                             9,318,718
                                                                                          ------------

  FNMA (11.1%):
     7.00%, 09/01/04  . . . . . . . . . . . . . . . . . . . . .     2,279,136                2,332,759
     7.00%, 04/01/08  . . . . . . . . . . . . . . . . . . . . .     1,931,591                1,982,127
    10.00%, 04/01/20  . . . . . . . . . . . . . . . . . . . . .     1,152,118                1,266,610
     7.49%, 1-year CMT, ARM, 12/01/21   . . . . . . . . . . . .     2,042,945                2,086,357
     7.65%, 1-year CMT, ARM, 12/01/24   . . . . . . . . . . . .     1,439,403                1,479,887
                                                                                          ------------
                                                                                             9,147,740
                                                                                          ------------

  FHLMC (23.8%):
     8.50%, 12/01/99  . . . . . . . . . . . . . . . . . . . . .       632,781                  654,533
     8.50%, 01/01/00  . . . . . . . . . . . . . . . . . . . . .       604,858                  625,650
     8.50%, 03/01/00  . . . . . . . . . . . . . . . . . . . . .     1,735,358                1,795,011
     6.50%, 10/01/08  . . . . . . . . . . . . . . . . . . . . .     2,200,138                2,208,988
     9.25%, 12/01/08  . . . . . . . . . . . . . . . . . . . . .     2,182,032                2,297,953
     7.88%, 1-year CMT, ARM, 10/01/19   . . . . . . . . . . . .     1,982,641                2,045,837
     7.74%, 1-year CMT, ARM, 02/01/21   . . . . . . . . . . . .     2,451,540                2,511,296
     6.02%, 1-year CMT, ARM, 01/01/24   . . . . . . . . . . . .     1,780,032                1,827,870
     8.50%, 06/01/24  . . . . . . . . . . . . . . . . . . . . .     2,080,778                2,174,413
     6.79%, 6-month LIBOR, ARM, 10/01/25  . . . . . . . . . . .     1,889,629                1,938,346
     7.36%, ARM, 04/01/29   . . . . . . . . . . . . . . . . . .     1,489,739                1,525,120
                                                                                          ------------
                                                                                            19,605,017
                                                                                          ------------
    Total Mortgage-Backed Securities
      (cost:  $37,573,158)  . . . . . . . . . . . . . . . . . .                             38,071,475
                                                                                          ------------

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                              SHORT DURATION FUND
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1995




                                                                  Principal                  Value
                                                                   Amount                   (Note 2)
                                                                -------------              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.1%):
  FNMA (4.3%):
     6.00%, Series 1994-31, Class AD, 03/25/15  . . . . .        $  1,641,409             $  1,630,730
     7.62%, Series 1995-W2, Class 1A, 05/25/22  . . . . .           1,847,069                1,886,896
                                                                                          ------------
                                                                                             3,517,626
                                                                                          ------------

  FHLMC (1.8%):
     7.00%, Series 1593, Class A, 12/15/17  . . . . . . .           1,461,279                1,484,005
                                                                                          ------------

    Total Collateralized Mortgage Obligations
      (cost:  $4,929,062)   . . . . . . . . . . . . . . .                                    5,001,631
                                                                                          ------------

SHORT-TERM SECURITIES (7.2%):
  FHLB
     5.75%, 01/02/96  . . . . . . . . . . . . . . . . . .           5,950,000                5,949,050
                                                                                          ------------

    Total Short-Term Securities
      (cost:  $5,949,050)   . . . . . . . . . . . . . . .                                    5,949,050
                                                                                          ------------


    Total Investments in Securities (112.0%)
      (cost:  $91,527,880)  . . . . . . . . . . . . . . .                                   92,213,956

    Liabilities in Excess of Other Assets (-12.0%)  . . .                                   (9,897,727)
                                                                                          ------------

    Net Assets (100%)   . . . . . . . . . . . . . . . . .                                 $ 82,316,229
    (Equivalent to $9.90 per share based on 8,311,143 shares                              ============
    of beneficial interest outstanding.)


    Net asset value, offering price and
      redemption value per share  . . . . . . . . . . . .                                        $9.90
                                                                                                 =====


At December 31, 1995, the cost of investments for federal income tax purposes was $91,534,016. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                     Unrealized appreciation  . . . . . . . . . . . . . . . . . .     $    695,195
                     Unrealized depreciation  . . . . . . . . . . . . . . . . . .          (15,255)
                                                                                      ------------
                        Net unrealized appreciation   . . . . . . . . . . . . . .     $    679,940
                                                                                      ============


*  Yield to maturity
** $10,800,000 principal amount pledged as collateral for reverse repurchase agreements.



See accompanying Notes to Financial Statements.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                           INTERMEDIATE DURATION FUND
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1995



                                                                  Principal                  Value
                                                                   Amount                   (Note 2)
                                                             ----------------             ------------
U.S. GOVERNMENT SECURITIES (81.1%):
  SBA (5.4%):
     8.50%, 01/01/15  . . . . . . . . . . . . . . . . . . .  $        391,028             $    429,520
     6.85%, 10/01/15  . . . . . . . . . . . . . . . . . . .           400,000                  407,813
     6.65%, 11/01/15  . . . . . . . . . . . . . . . . . . .           300,000                  303,703
                                                                                          ------------
                                                                                             1,141,036
                                                                                          ------------

  U.S. Treasury Notes (74.4%):
     5.38%, 11/30/97  . . . . . . . . . . . . . . . . . . .           450,000                  451,552
     6.88%, 03/31/00  . . . . . . . . . . . . . . . . . . .         3,425,000  *             3,622,040
     6.13%, 07/31/00  . . . . . . . . . . . . . . . . . . .         2,750,000  **            2,833,160
     6.13%, 09/30/00  . . . . . . . . . . . . . . . . . . .           300,000                  309,219
     5.75%, 10/31/00  . . . . . . . . . . . . . . . . . . .         1,450,000                1,472,432
     5.63%, 11/30/00  . . . . . . . . . . . . . . . . . . .         1,890,000                1,908,824
     5.50%, 12/31/00  . . . . . . . . . . . . . . . . . . .           300,000                  301,428
     6.25%, 02/15/03  . . . . . . . . . . . . . . . . . . .         4,550,000  ***           4,751,155
     6.50%, 05/15/05  . . . . . . . . . . . . . . . . . . .           150,000                  159,724
                                                                                          ------------
                                                                                            15,809,534
                                                                                          ------------

   U.S. Treasury Bonds (1.3%):
     7.63%, 02/15/25  . . . . . . . . . . . . . . . . . .             220,000                  268,906
                                                                                          ------------


    Total U.S. Government Securities
      (cost:  $16,683,053)  . . . . . . . . . . . . . . .                                   17,219,476
                                                                                          ------------


MORTGAGE-BACKED SECURITIES (52.2%):
  GNMA (12.7%)
     7.50%, 1-year CMT, ARM, 01/20/25   . . . . . . . . .             883,019                  908,958
     7.50%, 1-year CMT, ARM, 03/20/25   . . . . . . . . .             793,692                  812,542
     7.50%, 1-year CMT, ARM, 04/20/25   . . . . . . . . .             554,458                  568,319
     6.00%, 1-year CMT, ARM, 05/20/25   . . . . . . . . .             393,786                  400,185
                                                                                          ------------
                                                                                             2,690,004
                                                                                          ------------

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                           INTERMEDIATE DURATION FUND
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1995


                                                                   Principal                  Value
                                                                    Amount                   (Note 2)
                                                                 ------------              -----------
MORTGAGE-BACKED SECURITIES (Continued)
  FNMA (12.9%):
     7.00%, 04/01/08  . . . . . . . . . . . . . . . . . .        $  1,124,854              $ 1,154,283
     9.00%, 12/01/20  . . . . . . . . . . . . . . . . . .           1,506,181                1,588,080
                                                                                           -----------
                                                                                             2,742,363
                                                                                           -----------

  FHLMC (26.7%):
     8.00%, 11/01/08  . . . . . . . . . . . . . . . . . .             722,639                  756,060
     9.25%, 06/01/16  . . . . . . . . . . . . . . . . . .           1,212,430                1,276,841
     9.50%, 12/01/22  . . . . . . . . . . . . . . . . . .           1,492,684                1,589,709
     7.50%, 06/01/24  . . . . . . . . . . . . . . . . . .           1,002,645                1,029,277
     7.50%, 10/01/24  . . . . . . . . . . . . . . . . . .              44,275                   45,451
     7.50%, 03/01/25  . . . . . . . . . . . . . . . . . .              87,917                   90,252
     7.50%, 09/01/25  . . . . . . . . . . . . . . . . . .             485,303                  498,193
     7.36%, ARM, 04/01/29   . . . . . . . . . . . . . . .             372,435                  381,280
                                                                                           -----------
                                                                                             5,667,063
                                                                                           -----------

    Total Mortgage-Backed Securities
      (cost:  $10,882,066)  . . . . . . . . . . . . . . .                                   11,099,430
                                                                                           -----------



COLLATERALIZED MORTGAGE OBLIGATIONS (2.5%):
  FNMA (0.5%)
     9.00%, Series 1995-W3, Class A, 04/25/25   . . . . .              98,808                  103,193
                                                                                           -----------

  FHLMC (2.0%)
     6.50%, Series 1687, Class G, 03/15/08  . . . . . . .             414,815                  415,107
                                                                                           -----------

    Total Collateralized Mortgage Obligations
      (cost: $506,940)  . . . . . . . . . . . . . . . . .                                      518,300
                                                                                           -----------


SHORT-TERM SECURITIES (1.0%):
  FHLB
      5.75%, 01/02/96   . . . . . . . . . . . . . . . . .             220,000                  219,965
                                                                                           -----------

    Total Short-Term Securities
      (cost: $219,965)  . . . . . . . . . . . . . . . . .                                      219,965
                                                                                           -----------

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                           INTERMEDIATE DURATION FUND
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1995



                                                                                              Value
                                                                                             (Note 2)
                                                                                           ------------
    Total Investments in Securities (136.8%)
      (cost:  $28,292,024)  . . . . . . . . . . . . . . .                                  $29,057,171
                                                                                           -----------

    Liabilities in Excess of Other Assets (-36.8%)  . . .                                   (7,815,006)
                                                                                           ------------

    Net Assets (100%)   . . . . . . . . . . . . . . . . .                                  $21,242,165
                                                                                           ===========
    (Equivalent to $10.06 per share based on 2,112,480 shares
     of beneficial interest outstanding.)

    Net asset value, offering price and
      redemption value per share  . . . . . . . . . . . .                                      $ 10.06
                                                                                               =======





  At December 31, 1995, the cost of investments for federal income tax purposes was $28,334,829. The gross and net unrealized appreciation of investments in securities based on this cost is $722,342.



* $2,200,000 principal amount pledged as collateral for reverse repurchase agreements.
** $2,125,000 principal amount pledged as collateral for reverse repurchase agreements.
*** Entire principal amount pledged as collateral for reverse repurchase agreements.


See accompanying Notes to Financial Statements.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.





      INVESTMENT ABBREVIATIONS
      ARM  . . . . . . . . . . . . . . . . . . . . . . .   Adjustable Rate Mortgage
      CMO  . . . . . . . . . . . . . . . . . .   Collateralized Mortgage Obligation
      CMT  . . . . . . . . . . . . . . . . . . . . . .   Constant Maturity Treasury
      FHLB . . . . . . . . . . . . . . . . . . . . . . . .   Federal Home Loan Bank
      FHLMC  . . . . . . . . . . . . . . .   Federal Home Loan Mortgage Corporation
      FNMA . . . . . . . . . . . . . . . . .  Federal National Mortgage Association
      GNMA . . . . . . . . . . . . . . .   Government National Mortgage Association
      LIBOR  . . . . . . . . . . . . . . . . . . . .  London Interbank Offered Rate
      SBA  . . . . . . . . . . . . . . . . . . . . .  Small Business Administration

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


                                                                              Short Duration          Intermediate Duration
                                                                                   Fund                        Fund
                                                                             ---------------          ---------------------
ASSETS:
Investments, at value (cost $91,527,880 and $28,292,024,
     respectively) (Note 2)   . . . . . . . . . . . . . . . . . .              $ 92,213,956                 $ 29,057,171
Cash      . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    42,509                        8,408
Receivable for investments sold . . . . . . . . . . . . . . . . .                         0                    1,448,063
Interest receivable . . . . . . . . . . . . . . . . . . . . . . .                   890,131                      401,095
Deferred organization expenses (Note 2) . . . . . . . . . . . . .                    32,370                       32,370
Other assets  . . . . . . . . . . . . . . . . . . . . . . . . . .                   416,431                       75,907
                                                                               ------------                 ------------
                                                                                 93,595,397                   31,023,014
                                                                               ------------                 ------------

LIABILITIES:
Payable for investments purchased . . . . . . . . . . . . . . . .                         0                      299,322
Reverse repurchase agreements (Note 2)  . . . . . . . . . . . . .                10,854,000                    9,345,750
Dividends payable . . . . . . . . . . . . . . . . . . . . . . . .                   355,022                      103,465
Other accrued expenses and liabilities  . . . . . . . . . . . . .                    70,146                       32,312
                                                                               ------------                 ------------
                                                                                 11,279,168                    9,780,849
                                                                               ------------                 ------------


NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .              $ 82,316,229                 $ 21,242,165
                                                                               ============                 ============


Net assets were comprised of:
    Common stock, at par (Note 4)   . . . . . . . . . . . . . . .              $      8,311                 $      2,113
    Paid-in capital in excess of par  . . . . . . . . . . . . . .                83,710,318                   21,138,160
                                                                               ------------                 ------------
                                                                                 83,718,629                   21,140,273

    Accumulated net realized loss on investments  . . . . . . . .                (2,088,476)                    (663,255)
    Net unrealized appreciation of investments  . . . . . . . . .                   686,076                      765,147

    Net assets, December 31 ,1995   . . . . . . . . . . . . . . .              $ 82,316,229                 $ 21,242,165
                                                                               ============                 ============

Net asset value per share . . . . . . . . . . . . . . . . . . . .              $       9.90                 $      10.06
                                                                               ============                 ============

Total shares outstanding at end of period . . . . . . . . . . . .                 8,311,143                    2,112,480
                                                                               ============                 ============





See accompanying Notes to Financial Statements.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


                                                                              Short Duration          Intermediate Duration
                                                                                   Fund                        Fund
                                                                              --------------          ---------------------
INCOME:
    Interest (net of interest expense of $279,293 and
         $245,823 respectively) . . . . . . . . . . . . . . . . .               $ 5,596,799                  $ 1,927,824
    Fee income (Note 2)   . . . . . . . . . . . . . . . . . . . .                         0                       10,166
                                                                                -----------                  -----------
    Total investment income   . . . . . . . . . . . . . . . . . .                 5,596,799                    1,937,990
                                                                                -----------                  -----------

EXPENSES (Note 5):
    Investment advisory fee   . . . . . . . . . . . . . . . . . .                   387,018                      118,643
    Administration, transfer agent
         and custodian fees . . . . . . . . . . . . . . . . . . .                   200,628                       98,982
    Registration fees   . . . . . . . . . . . . . . . . . . . . .                    14,777                       13,379
    Reports to shareholders   . . . . . . . . . . . . . . . . . .                    13,424                        3,083
    Amortization of organization costs  . . . . . . . . . . . . .                    10,355                       10,355
    Directors' fees and officer's salary  . . . . . . . . . . . .                    34,842                       10,207
    Audit and legal fees  . . . . . . . . . . . . . . . . . . . .                    60,786                       18,467
    Shareholder service fees  . . . . . . . . . . . . . . . . . .                    76,970                       22,783
    Other expenses  . . . . . . . . . . . . . . . . . . . . . . .                     7,347                        2,935
                                                                                -----------                  -----------
                                                                                    806,147                      298,834
    Less fees waived  . . . . . . . . . . . . . . . . . . . . . .                  (220,109)                    (120,941)
                                                                                -----------                  -----------
         Total expenses . . . . . . . . . . . . . . . . . . . . .                   586,038                      177,893
                                                                                -----------                  -----------
    Net investment income   . . . . . . . . . . . . . . . . . . .                 5,010,761                    1,760,097
                                                                                -----------                  -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
    Net realized gain (loss) on investments   . . . . . . . . . .                   (44,811)                      18,165
    Net change in unrealized appreciation
         of investments . . . . . . . . . . . . . . . . . . . . .                 4,366,081                    2,934,788
                                                                                -----------                  -----------
    Net gain on investments   . . . . . . . . . . . . . . . . . .                 4,321,270                    2,952,953
                                                                                -----------                  -----------
    Net increase in net assets resulting
         from operations  . . . . . . . . . . . . . . . . . . . .               $ 9,332,031                  $ 4,713,050
                                                                                ===========                  ===========





See accompanying Notes to Financial Statements.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                              SHORT DURATION FUND
                            STATEMENT OF CASH FLOWS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


Increase (decrease) in cash from operating activities:
  Interest purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . .            $    (3,961,037)
  Interest received   . . . . . . . . . . . . . . . . . . . . . . . . . . .                  9,809,944
  Interest expense paid   . . . . . . . . . . . . . . . . . . . . . . . . .                   (272,238)
  Operating expenses paid   . . . . . . . . . . . . . . . . . . . . . . . .                   (655,919)
                                                                                       ---------------

     Net increase in cash from operating activities   . . . . . . . . . . .                                  $    4,920,750

Investing activities:
  Purchases of long-term portfolio investments  . . . . . . . . . . . . . .               (498,546,612)
  Proceeds from disposition of long-term portfolio investments  . . . . . .                490,843,026
  Proceeds from disposition of short-term portfolio securities, net   . . .                 13,258,355
  Paydowns of long-term portfolio investments   . . . . . . . . . . . . . .                  7,741,173
                                                                                       ---------------

     Net increase in cash from investing activities   . . . . . . . . . . .                                      13,295,942

Financing activities:*
  Redemption of Fund shares   . . . . . . . . . . . . . . . . . . . . . . .                (23,949,720)
  Cash dividends paid   . . . . . . . . . . . . . . . . . . . . . . . . . .                 (5,080,345)
  Increase in reverse repurchase agreements   . . . . . . . . . . . . . . .                 10,854,000
                                                                                       ---------------

     Net decrease in cash from financing activities   . . . . . . . . . . .                                     (18,176,065)
                                                                                                             --------------

  Net increase in cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                                          40,627
  Cash at beginning of period   . . . . . . . . . . . . . . . . . . . . . .                                           1,882
                                                                                                             --------------
  Cash at end of period   . . . . . . . . . . . . . . . . . . . . . . . . .                                  $       42,509
                                                                                                             ==============

Reconciliation of net increase in net assets from operations to net increase in cash from operating activities:
  Net increase in net assets resulting from
     operations   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  $    9,332,031

Adjustments:
  Increase in interest receivable   . . . . . . . . . . . . . . . . . . . .            $      (153,924)
  Amortization of bond premium  . . . . . . . . . . . . . . . . . . . . . .                    126,739
  Decrease in accrued expenses  . . . . . . . . . . . . . . . . . . . . . .                    (78,901)
  Increase in accrued interest expense  . . . . . . . . . . . . . . . . . .                      7,055
  Decrease in prepaid expenses  . . . . . . . . . . . . . . . . . . . . . .                      9,020
  Net realized and unrealized gain on investments   . . . . . . . . . . . .                 (4,321,270)
                                                                                       ---------------

  Total adjustments   . . . . . . . . . . . . . . . . . . . . . . . . . . .                                      (4,411,281)
                                                                                                             ---------------

Net increase in cash from operating activities  . . . . . . . . . . . . . .                                  $    4,920,750
                                                                                                             ==============


---------------------------
* Non-cash financing activities not included herein consist of reinvestment of dividends.


See accompanying Notes to Financial Statements.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                           INTERMEDIATE DURATION FUND
                            STATEMENT OF CASH FLOWS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


Increase (decrease) in cash from operating activities:
  Interest purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . .            $    (2,309,835)
  Interest received   . . . . . . . . . . . . . . . . . . . . . . . . . . .                  4,617,868
  Interest expense paid   . . . . . . . . . . . . . . . . . . . . . . . . .                   (231,110)
  Operating expenses paid   . . . . . . . . . . . . . . . . . . . . . . . .                   (201,256)
                                                                                       ---------------

     Net increase in cash from operating activities   . . . . . . . . . . .                                     $ 1,875,667

Investing activities:
  Purchases of long-term portfolio investments  . . . . . . . . . . . . . .               (162,413,877)
  Proceeds from disposition of long-term portfolio investments  . . . . . .                163,534,122
  Proceeds from disposition of short-term portfolio securities, net   . . .                  4,629,637
  Paydowns of long-term portfolio investments   . . . . . . . . . . . . . .                  1,977,480
                                                                                       ---------------

     Net increase in cash from investing activities   . . . . . . . . . . .                                       7,727,362

Financing activities:*
  Redemption of Fund shares   . . . . . . . . . . . . . . . . . . . . . . .                (17,119,041)
  Cash dividends paid   . . . . . . . . . . . . . . . . . . . . . . . . . .                 (1,824,823)
  Increase in reverse repurchase agreements   . . . . . . . . . . . . . . .                  9,345,750
                                                                                       ---------------

     Net decrease in cash from financing activities   . . . . . . . . . . .                                      (9,598,114)
                                                                                                                -----------

  Net increase in cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                                           4,915
  Cash at beginning of period   . . . . . . . . . . . . . . . . . . . . . .                                           3,493
                                                                                                                -----------
  Cash at end of period   . . . . . . . . . . . . . . . . . . . . . . . . .                                     $     8,408
                                                                                                                ===========

Reconciliation of net increase in net assets from operations to net increase in cash from operating activities:
  Net increase in net assets resulting from
     operations   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                     $ 4,713,050

Adjustments:
  Decrease in interest receivable   . . . . . . . . . . . . . . . . . . . .            $        92,124
  Amortization of bond premium  . . . . . . . . . . . . . . . . . . . . . .                     32,097
  Decrease in accrued expenses  . . . . . . . . . . . . . . . . . . . . . .                    (33,312)
  Increase in accrued interest expense  . . . . . . . . . . . . . . . . . .                     14,712
  Decrease in prepaid expenses  . . . . . . . . . . . . . . . . . . . . . .                      9,949
  Net realized and unrealized gain on investments   . . . . . . . . . . . .                 (2,952,953)
                                                                                       ---------------

  Total adjustments   . . . . . . . . . . . . . . . . . . . . . . . . . . .                                      (2,837,383)
                                                                                                                -----------

Net increase in cash from operating activities  . . . . . . . . . . . . . .                                     $ 1,875,667
                                                                                                                ===========


---------------------------
* Non-cash financing activities not included herein consist of reinvestment of dividends.


See accompanying Notes to Financial Statements.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS




                                                          Short Duration                              Intermediate Duration
                                                               Fund                                            Fund
                                                          --------------                              ---------------------

                                                    For the                                      For the
                                                  Year Ended            Period Ended           Year Ended           Period Ended
                                               December 31, 1995    December 31, 1994(1)    December 31, 1995   December 31, 1994(1)
                                               -----------------    -----------------       -----------------   -----------------
OPERATIONS:
  Net investment income   . . . . . . . . . . .    $   5,010,761        $   4,869,240           $ 1,760,097        $ 1,814,666
  Net realized gain (loss) on investments   . .          (44,811)          (2,043,665)               18,165           (681,420)
  Net change in unrealized appreciation
     (depreciation) of investments  . . . . . .        4,366,081           (3,680,005)            2,934,788         (2,169,641)
                                                   -------------        -------------           -----------        -----------
  Net increase (decrease) in net assets
     resulting from operations  . . . . . . . .        9,332,031             (854,430)            4,713,050         (1,036,395)
                                                   -------------        -------------            ----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income   . . . . . . . . . . .       (5,010,761)          (4,869,240)           (1,760,097)        (1,814,666)
                                                   -------------        -------------            ----------        -----------

CAPITAL SHARE TRANSACTIONS (Note 4):
  Proceeds from sales   . . . . . . . . . . . .                0          144,554,622                     0         43,000,000
  Shares issued for reinvestment of
     distributions  . . . . . . . . . . . . . .           40,434              251,578                18,309            245,627
  Payments for shares redeemed  . . . . . . . .      (23,949,720)         (37,228,285)          (17,119,041)        (5,054,622)
                                                   -------------        -------------           -----------        -----------
     Increase (decrease) in net assets from
       capital share transactions   . . . . . .      (23,909,286)         107,577,915           (17,100,732)        38,191,005
                                                   -------------        -------------           -----------        -----------
     Total increase (decrease) in net assets  .      (19,588,016)         101,854,245           (14,147,779)        35,339,944

Net assets at beginning of period . . . . . . .      101,904,245               50,000            35,389,944             50,000
                                                   -------------        -------------           -----------        -----------

Net assets at end of period . . . . . . . . . .    $  82,316,229        $ 101,904,245           $21,242,165        $35,389,944
                                                   =============        =============           ===========        ===========





(1)  Commencement of operations was February 14, 1994.


See accompanying Notes to Financial Statements.

                      PROVIDENT INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           Short Duration                             Intermediate Duration
                                                                Fund                                          Fund
                                                           --------------                             ---------------------

                                                     For the                                    For the
                                                   Year Ended            Period Ended         Year Ended           Period Ended
                                                December 31, 1995    December 31, 1994(1)  December 31, 1995   December 31, 1994 (1)
                                               ------------------   ------------------     -----------------   -----------------
Per Share Data

Net asset value, beginning of period  . . . .           $ 9.47               $10.00              $ 9.17                $10.00
                                                        ------               ------              ------                ------

Operations:
    Net investment income   . . . . . . . . .              .54(5)               .42                 .62(5)                .46
    Net realized and unrealized gain (loss)
         on investments . . . . . . . . . . .              .43                 (.53)                .89                  (.83)
                                                        ------               ------              ------                ------
         Total from operations  . . . . . . .              .97                 (.11)               1.51                  (.37)
                                                        ------               ------              ------                ------

Distributions to shareholders:
    From net investment income  . . . . . . .             (.54)                (.42)               (.62)                 (.46)
                                                        ------               ------              ------                ------

Net asset value, end of period  . . . . . . .           $ 9.90               $ 9.47              $10.06                $ 9.17
                                                        ======               ======              ======                ======

Total return(2) . . . . . . . . . . . . . . .            10.48%               (1.11)%             16.96%                (3.64)%

Ratios/Supplemental Data
    Net assets at end of period $(000)  . . .           82,316              101,904              21,242                35,390
    Ratios of total expenses to average
         net assets(3)(4) . . . . . . . . . .              .65%                 .50%                .65%                  .55%
    Ratios of net investment income to
         average net assets(3)   . . . . . . .            5.56%                4.96%               6.43%                 5.68%
    Portfolio turnover rate
         (excluding short-term securities)  .            567.7%                90.6%              532.2%                 50.5%
    Amount of reverse repurchase agreements
         outstanding at end of period $(000)            10,854                    -               9,346                     -
    Average amount of reverse repurchase
          agreements outstanding during
          the period $(000) . . . . . . . . .            4,256                    -               2,278                     -
    Average shares outstanding (000)  . . . .            9,249               11,549               2,846                 3,876
    Average amount of reverse repurchase
         agreements per share during
         the period . . . . . . . . . . . . .           $  .46                    -              $  .80                     -

(1) Commencement of operations was February 14, 1994.
(2) Based on the change in net asset value of a common share during the period. Assumes reinvestment of distributions at net asset value. Total returns are not annualized for periods of less than one year.
(3) Adjusted to an annual basis.
(4) Without the voluntary waiver of expenses, the annualized ratios of expenses to average net assets would have been .89% and 1.03% for the year ended December 31, 1995 and for the period ended December 31, 1994, respectively, for Short Duration Fund and 1.09% and 1.23% for the year ended December 31, 1995 and for the period ended December 31, 1994, respectively, for Intermediate Duration Fund.
(5) Net of $.03 and $.09 of interest expense for Short Duration Fund and Intermediate Duration Fund, respectively.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS



 (1) Organization   On February 17, 1995, Piper Trust Funds, Inc., the predecessor company, merged into Provident Institutional Funds, Inc., a newly formed Maryland corporation (the "Company").  The merger was accomplished on the basis of a tax-free exchange of stock.  The Company is registered under the Investment
                    Company Act of 1940, as amended, as an open-end management investment company.  The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of principal and the average weighted duration of its respective portfolio securities.


 2)  Significant    The preparation of financial statements in accordance with generally
     Accounting     accepted accounting principles requires management to make estimates and
     Policies       assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

                    INVESTMENTS IN SECURITIES
                    The market value of fixed income securities is provided by dealers or by an independent pricing service.  When market values are not readily available, securities are valued at fair value as determined in good faith by the board of directors.  Short-term securities with maturities of less than sixty days are valued at amortized cost which approximates market value.

                    Security transactions are accounted for on the date the securities are purchased or sold.  Realized gains and losses are calculated on the identified cost basis.  Interest income, including amortization of bond discount and premium computed on a level yield basis, is accrued daily.


                    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                    Delivery and payment for securities that have been purchased by the Funds on a forward commitment or when-issued basis can take place a month or more after the transaction date.  During this period, such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery.  The Funds maintain in a segregated account with their custodian, securities with a market value equal to the amount of their purchase commitments.  The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the
                    Funds' net asset value to the extent the Funds make such purchases while remaining substantially fully invested.  As of December 31, 1995 Short
                    Duration Fund and Intermediate Duration Fund had no such outstanding when-issued or forward commitments.

                    In connection with its ability to purchase securities on a when-issued or forward commitment basis, each Fund may enter into mortgage "dollar rolls"
                    in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase similar (same type, coupon and maturity) but not identical securities  on a specified future date from the same party.  As an inducement to "roll over" its purchase commitments, the
                    Fund receives negotiated fees.  For the period ended December 31, 1995, such fees earned by Intermediate Duration Fund amounted to $10,166.

                    FEDERAL TAXES
                    Each Fund is treated as a separate entity for federal income tax purposes.
                    Each Fund's policy is to comply with the requirements of the Internal
                    Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders; therefore, no income tax provision is required.  In addition, on a calendar-year basis, each Fund intends to distribute substantially all of its net investment income and realized gains, if any, and will, therefore, not be subject to federal excise taxes.

                    Net realized gains (losses) may differ for financial statement and tax purposes due primarily to the recognition of losses deferred on "wash sale"
                    transactions.  The character of distributions made during the year from net realized gains, if any,  may also differ from their ultimate characterization for federal income tax purposes.  In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the realized gains (losses) were recorded by the Fund.

                    For federal income tax purposes, there were capital loss carryovers of
                    $2,082,340 for Short Duration Fund and $620,450 for Intermediate Duration
                    Fund on December 31, 1995, which, if not offset by subsequent capital gains, will expire in 2003.  It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

                    DISTRIBUTIONS TO SHAREHOLDERS
                    Distributions to shareholders from net investment income are declared daily and paid monthly in cash or reinvested in additional shares.  Distributions from net realized capital gains, if any, will be made on an annual basis.

                    ORGANIZATION COSTS
                    Organization costs were incurred in connection with the start-up and initial registration of the Funds.  These costs are being amortized over 60 months on a straight-line basis.  If any or all of the shares representing initial capital of each Fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization cost balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

                    REPURCHASE AGREEMENTS
                    During the year ended December 31, 1995, the Funds have invested in repurchase agreements.  In accordance with the Funds' investment objectives and policies, the Funds may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price.  The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest).  The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Funds'
                    custodian or a third party sub-custodian.  If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

                    REVERSE REPURCHASE AGREEMENTS
                    The Funds enter into reverse repurchase agreements with banks and securities dealers.  Interest on the value of reverse repurchase agreements issued and outstanding is based on competitive market rates at the time of issuance.  At the time each Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the custodian containing cash or U.S. Government securities having a value not less than the repurchase price, including accrued interest, of the repurchase agreement.  Reverse repurchase agreements may be used as a means of borrowing for investment purposes.

                    The weighted average daily balances of reverse repurchase agreements outstanding during the year ended December 31, 1995, were approximately $4,256,201 and
                    $2,277,598 at weighted average interest rates of approximately 5.80% and 5.87% for
                    Short Duration Fund and Intermediate Duration Fund, respectively.  The maximum amounts of reverse repurchase agreements outstanding at any month end during the year ended December 31, 1995, were $26,140,000 as of June 30, 1995, representing
                    22.8% of total assets for Short Duration Fund and $9,643,875 as of June 30, 1995,
                    representing 29.5% of total assets for Intermediate Duration Fund.

                    The following reverse repurchase agreements were outstanding on December 31, 1995.

                    Short Duration Fund:

                                        Acquisition                                          Accrued
                      Amount               Date              Rate               Due          Interest
                    -----------         -----------          -----           --------        --------
                    $10,854,000          12/28/95            5.85%           01/04/96         $7,055

                    Intermediate Duration Fund:

                                        Acquisition                                           Accrued
                      Amount               Date              Rate               Due          Interest
                    -----------         -----------          -----           --------        --------
                    $7,000,000           12/21/95            5.80%           01/03/96         $12,406
                     2,345,750           12/26/95            5.90%           01/09/96           2,307
                    ----------                                                                -------
                    $9,345,750                                                                $14,713
                    ==========                                                                =======


 (3) Investment     Cost of purchases and proceeds from sales of securities, other than short-term
     Security       securities, for the year ended December 31, 1995, were as follows:
     Transactions

                                                           Short Duration        Intermediate Duration
                                                                Fund                      Fund
                                                           --------------        ---------------------
                    Purchases . . . . . . . . . . . . . . .  $498,546,612             $162,713,199

                    Sales Proceeds  . . . . . . . . . . . .  $490,843,026             $164,978,212

 (4) Capital        Transactions in shares of each Fund are summarized as follows:
     Share
     Transactions

                                                                         Short Duration
                                                                                Fund
                                                                          --------------

                                                              For the Year
                                                                  Ended                 Period Ended
                                                            December 31, 1995        December 31, 1994
                                                            -----------------        -----------------
                    Sold  . . . . . . . . . . . . . . . . .               0               14,569,758
                    Issued for reinvested distributions . .           4,214                   25,952
                    Redeemed  . . . . . . . . . . . . . . .      (2,449,940)              (3,843,841)
                                                                 ----------               ----------
                        Increase (Decrease)   . . . . . . .      (2,445,726)              10,751,869
                                                                 ==========               ==========


                                                                        Intermediate Duration
                                                                                Fund
                                                                        ---------------------

                                                                 For the Year
                                                                    Ended                Period Ended
                                                              December 31, 1995        December 31, 1994
                                                              -----------------        -----------------
                    Sold  . . . . . . . . . . . . . . . . .               0               4,364,584
                    Issued for reinvested distributions . .           1,963                  25,954
                    Redeemed  . . . . . . . . . . . . . . .      (1,749,574)               (535,447)
                                                                 ----------               ---------
                        Increase (Decrease)   . . . . . . .      (1,747,611)              3,855,091
                                                                 ==========               =========


 (5) Fees And       As of February 17, 1995, PNC Institutional Management Corporation ("PIMC"), a
     Expenses       wholly-owned subsidiary of PNC Asset Management Group, Inc., which is a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), became the Company's investment adviser.  Under an investment advisory agreement, PIMC receives a fee payable monthly at an annual rate of .40% of the average daily net assets of each
                    Fund; the adviser has, however, agreed to waive a portion of its advisory fee, so that the fee payable to it is payable at the effective annual rate of .30% of each
                    Fund's average daily net assets.  BlackRock Financial Management, Inc.
                    ("BlackRock"), also a wholly-owned subsidiary of PNC Asset Management Group, Inc., serves as subadviser for each Fund and receives a fee directly from PIMC.

                    Through February 16, 1995, the Company's corporate predecessor (the "Predecessor
                    Company") received a management fee at an annual rate of .60% of the average daily net assets of each Fund pursuant to an investment advisory and management agreement between the Predecessor Company and Piper Trust Company, the former investment adviser.  For the  year ended December 31, 1995, Piper Trust Company and PIMC voluntarily waived fees of $39,328 and $119,566, respectively, for Short Duration
                    Fund and $24,903 and $62,909, respectively, for Intermediate Duration Fund.

                    PFPC Inc., ("PFPC") an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Funds' administrator and transfer agent.  For its administrative services PFPC receives a fee, payable monthly at an annual rate of .15% of the average daily net assets of each Fund.  PNC Bank serves as the Funds' custodian.  For the period ended
                    December 31, 1995, PFPC and PNC Bank have voluntarily waived fees of $28,514 for
                    Short Duration

                    Fund and $23,293 for Intermediate Duration Fund for these services.

                    Provident Distributors, Inc. ("PDI"), acts as the principal distributor of the
                    Funds' shares.  In connection with a Shareholder Service Plan adopted pursuant to
                    Rule 12b-1 under the 1940 Act, the Funds pay PDI a fee computed daily and paid monthly at the annual rate of .10% of the average daily net assets of each Fund.

                    For the year ended December 31, 1995 the Funds' directors and officer voluntarily waived fees totaling $32,701 and $9,836 for Short Duration Fund and Intermediate
                    Duration Fund, respectively.

                    PNC Bank, National Association, as the largest shareholder of beneficial interest in the Funds, owned 96.26% of the outstanding shares of the Short Duration Fund and
                    94.68% of the outstanding shares of Intermediate Duration Fund at December 31, 1995.

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Trustees
Provident Institutional Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of Provident Institutional Funds, Inc. (comprising, respectively, the Short Duration Fund and Intermediate Duration
Fund) as of December 31, 1995, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets, and the financial highlights, for the year-ended December 31, 1995 and the period February 14, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included inspection of and confirmation by correspondence with the custodians and brokers of securities owned as of December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Provident Institutional Funds, Inc. as of December 31, 1995, the results of their operations and cash flows for the year then ended, the changes in their net assets, and the financial highlights, for the year ended December 31, 1995 and the period February 14, 1994 to December 31, 1994, in conformity with generally accepted accounting principles.


                                      KPMG Peat Marwick LLP


Philadelphia, PA
February 9, 1996

DIRECTORS
 G. Willing Pepper
    Chairman
 David R. Wilmerding, Jr.
    Vice-Chairman
 Philip E. Coldwell
 Robert R. Fortune
 Rodney D. Johnson
 Anthony M. Santomero

OFFICERS
 G. Willing Pepper
    President
 Edward J. Roach
    Vice President and Treasurer
 W. Bruce McConnel, III
    Secretary

INVESTMENT ADVISER
 PNC Institutional Management Corporation
 400 Bellevue Parkway
 Wilmington, DE 19809

SUBADVISER
 BlackRock Financial Management, Inc.
 345 Park Avenue
 New York, NY 10154

ADMINISTRATOR
 PFPC Inc.
 400 Bellevue Parkway
 Wilmington, DE 19809

DISTRIBUTOR
 Provident Distributors, Inc.
 259 Radnor-Chester Road
 Suite 120
 Radnor, PA 19087

TRANSFER AGENT
 PFPC Inc.
 P.O. Box 8950
 Wilmington, DE 19885-9628





This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.